Finance costs	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Income Expense [Abstract]
Finance costs	18. Finance costs

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Interest expense from lease liabilities	(300)	(1,097)
Finance costs	(300)	(1,097)